PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 93.7%
Asset-Backed Securities 3.9%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.127%(c)	07/15/30	35,000	$35,000,000
Battalion CLO Ltd. (Cayman Islands), Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.755(c)	07/15/31	24,711	24,637,078
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.749(c)	08/20/32	20,000	19,879,648
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.677(c)	10/20/30	4,427	4,416,177
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	6.699(c)	07/27/31	4,939	4,932,271
Series 2015-04A, Class A1R, 144A, 3 Month SOFR + 1.602% (Cap N/A, Floor 0.000%)	7.017(c)	07/20/32	7,000	6,981,552

KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	7.636(c)	10/20/31	33,018	33,052,619
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.684(c)	10/15/32	7,500	7,458,253
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.750(c)	04/25/31	7,999	7,992,480
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.817(c)	01/20/31	10,605	10,602,379
TSTAT Ltd. (Bermuda), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)	7.786(c)	01/20/31	19,887	19,930,575
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.877(c)	10/20/31	6,250	6,217,583

Total Asset-Backed Securities (cost $180,152,659)				181,100,615

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 77.3%
Aerospace & Defense 1.8%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000%	02/15/28	14,750	$13,904,825
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	18,133	18,081,321
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	3,828	3,829,148
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	3,900	3,851,250
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	12,311	12,311,000
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	20,458	19,705,579
Gtd. Notes(a)	7.500	03/15/27	6,788	6,804,674
Sr. Sec’d. Notes, 144A	6.250	03/15/26	2,475	2,459,307
				80,947,104
Airlines 1.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	2,925	2,888,450
Sr. Sec’d. Notes, 144A	11.750	07/15/25	4,896	5,371,997

American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.500	04/20/26	33,391	32,764,755
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	4,237	4,028,093
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	7,933	6,643,887
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	3,500	2,903,600
				54,600,782
Apparel 0.2%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	4.875	05/15/26	1,475	1,388,675
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	7,240	7,053,576
				8,442,251
Auto Manufacturers 1.8%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	3,824	3,604,461
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.300	02/10/25	5,800	5,511,160
Sr. Unsec’d. Notes	2.700	08/10/26	1,750	1,585,183
Sr. Unsec’d. Notes(a)	2.900	02/16/28	12,250	10,702,150

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	3.375%	11/13/25	3,500	$3,297,476
Sr. Unsec’d. Notes	3.664	09/08/24	2,825	2,767,181
Sr. Unsec’d. Notes(a)	4.125	08/17/27	3,207	2,963,697
Sr. Unsec’d. Notes	4.134	08/04/25	8,500	8,164,206
Sr. Unsec’d. Notes	4.950	05/28/27	2,300	2,194,774
Sr. Unsec’d. Notes(a)	5.125	06/16/25	2,000	1,955,580
Sr. Unsec’d. Notes(a)	5.584	03/18/24	1,525	1,520,924
Sr. Unsec’d. Notes(a)	6.800	05/12/28	3,227	3,284,904
Sr. Unsec’d. Notes	6.950	03/06/26	3,800	3,834,958
Sr. Unsec’d. Notes(a)	7.350	11/04/27	9,750	10,031,150
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	1,765	1,692,581

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	7.750	10/15/25	6,625	6,667,599
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A	2.750	03/09/28	3,125	2,670,229
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	6,450	5,693,897

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.345	09/17/27	2,750	2,570,239
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	3,950	3,871,708
				84,584,057
Auto Parts & Equipment 0.8%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	6,695	6,445,477
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/28	2,820	2,855,250
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	1,341	1,322,115
Gtd. Notes(a)	6.500	04/01/27	4,444	4,295,687

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A(a)	8.500	05/15/27	4,200	4,221,000
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	4,737	4,689,630
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	2,400	2,280,791
Sr. Unsec’d. Notes	5.625	06/15/28	1,000	952,395

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/17/28	8,275	$6,818,926
Titan International, Inc., Sr. Sec’d. Notes(a)	7.000	04/30/28	2,300	2,220,701
				36,101,972
Banks 0.6%
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	2,170	2,127,886
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	3,925	3,747,378
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	2,625	2,770,554

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A, MTN	5.017	06/26/24	6,725	6,610,675
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	14,600	14,554,740
				29,811,233
Building Materials 1.2%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	5,175	5,089,919
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	4,570	4,386,473
Gtd. Notes, 144A(a)	4.875	12/15/27	6,320	5,830,560

Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	1,376	1,307,200
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	5,600	5,264,681
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	35,138	33,642,860
				55,521,693
Chemicals 1.8%
Avient Corp., Sr. Unsec’d. Notes, 144A(a)	5.750	05/15/25	27,462	27,382,053
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $5,913,003; purchased 04/05/19)(f)	10.250	09/01/27(d)	6,000	5,054,085
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24	13,450	13,265,062

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250%	10/01/28		3,481	$3,024,072
Sr. Sec’d. Notes, 144A	9.750	11/15/28		7,775	8,015,976

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25		363	348,932
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27		18,392	16,505,165
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		5,361	5,424,973
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27		4,615	4,392,924
					83,413,242
Coal 0.1%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28		6,076	5,787,390
Commercial Services 4.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		4,953	4,672,013
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		60,146	58,474,317
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		10,774	9,913,322
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		10,366	9,070,250
Sr. Sec’d. Notes, 144A	4.625	06/01/28		3,625	3,145,811

Alta Equipment Group, Inc., Sec’d. Notes, 144A(a)	5.625	04/15/26		19,350	18,141,503
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		15,275	14,231,244
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28		1,020	925,870
Gtd. Notes, 144A	5.750	07/15/27		6,575	6,215,912
Gtd. Notes, 144A	5.750	07/15/27		13,920	13,061,940

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	1,825	1,973,878
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27		1,311	1,231,820

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Herc Holdings, Inc., Gtd. Notes, 144A(a)	5.500%	07/15/27	14,941	$14,511,584
Hertz Corp. (The), Gtd. Notes, 144A(a)	4.625	12/01/26	3,625	3,192,791
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	6,250	5,428,720
United Rentals North America, Inc., Gtd. Notes(a)	4.875	01/15/28	1,275	1,225,801
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	36,573	36,730,421
VT Topco, Inc., Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	2,175	2,226,619
				204,373,816
Computers 0.4%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	2,100	1,916,250
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	15,915	15,747,347
				17,663,597
Distribution/Wholesale 0.4%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	18,099	16,038,194
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	1,200	1,222,152
				17,260,346
Diversified Financial Services 3.9%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	26,515	25,920,328
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	950	888,250
Gtd. Notes, 144A(a)	5.375	12/01/24	27,557	27,522,554
Gtd. Notes, 144A	9.250	12/01/28	3,255	3,343,536

LD Holdings Group LLC, Gtd. Notes, 144A(a)	6.125	04/01/28	12,575	8,847,210
LFS Topco LLC, Gtd. Notes, 144A(a)	5.875	10/15/26	11,200	9,894,582

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.125%	03/30/29	2,225	$2,263,248
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	1,175	1,204,610
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	9,470	8,821,715
Gtd. Notes, 144A	6.000	01/15/27	6,775	6,595,097
Navient Corp.,
Sr. Unsec’d. Notes	5.875	10/25/24	500	496,250
Sr. Unsec’d. Notes	6.750	06/25/25	5,150	5,187,299
Sr. Unsec’d. Notes, MTN	6.125	03/25/24	14,883	14,894,702
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	6,050	5,405,093
Gtd. Notes	3.875	09/15/28	2,525	2,168,769
Gtd. Notes	6.125	03/15/24	500	499,900
Gtd. Notes	6.875	03/15/25	17,747	17,884,309
Gtd. Notes	7.125	03/15/26	17,838	17,982,239

PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	5.375	10/15/25	11,575	11,258,800
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A(a)	2.875	10/15/26	8,069	7,297,187
				178,375,678
Electric 2.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	10,660	10,076,546
Sr. Sec’d. Notes, 144A(a)	5.250	06/01/26	5,465	5,361,379
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	17,347	16,328,388
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	13,524	13,206,945
Gtd. Notes, 144A	5.250	06/15/29	10,250	9,568,083
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	21,291	20,281,275
Gtd. Notes, 144A	5.500	09/01/26	2,892	2,836,921
Gtd. Notes, 144A	5.625	02/15/27	16,858	16,441,841
				94,101,378
Electrical Components & Equipment 0.9%
Energizer Holdings, Inc., Gtd. Notes, 144A(a)	6.500	12/31/27	16,843	16,361,315

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25	23,198	$23,262,379
Gtd. Notes, 144A(a)	7.250	06/15/28	2,802	2,847,884
				42,471,578
Electronics 0.4%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	16,109	16,147,122
Sensata Technologies BV,
Gtd. Notes, 144A	5.000	10/01/25	3,020	2,959,600
Gtd. Notes, 144A	5.625	11/01/24	1,050	1,054,725
				20,161,447
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	1,965	1,911,899
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	700	725,500
				2,637,399
Entertainment 3.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	45,282	45,040,197
Sr. Sec’d. Notes, 144A(a)	7.000	02/15/30	16,175	16,195,384
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29	2,175	1,910,855

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	19,144	18,399,254
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	13,666	13,739,234
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	2,700	2,575,125
Sr. Sec’d. Notes, 144A	6.250	01/15/27	8,500	8,458,775
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	4,775	4,274,869
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	5,075	4,555,019

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625%	11/15/27	6,350	$5,734,114
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	24,783	23,592,119
				144,474,945
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Gtd. Notes, 144A(a)	4.000	08/01/28	1,700	1,517,250
Foods 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.250	03/15/26	1,423	1,337,054
Gtd. Notes, 144A	4.625	01/15/27	13,125	12,603,739
Gtd. Notes, 144A	6.500	02/15/28	750	752,980
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	17,828	17,525,104
Gtd. Notes	5.250	09/15/27	22,026	19,180,215

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A(a)	7.500	04/15/25	15,986	15,929,572
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.625	01/15/28	4,951	4,817,070
				72,145,734
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	9,274	9,095,237
Sr. Unsec’d. Notes	5.750	05/20/27	6,929	6,616,761
Sr. Unsec’d. Notes	5.875	08/20/26	11,889	11,580,491
				27,292,489
Healthcare-Services 2.3%
HCA, Inc., Gtd. Notes	7.050	12/01/27	15,705	16,333,871
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A(a)	4.375	02/15/27	24,830	21,740,764
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	41,378	39,038,176

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750%	12/01/26	18,583	$18,040,783
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	3,425	3,319,048
Sr. Sec’d. Notes	4.250	06/01/29	750	671,961
Sr. Sec’d. Notes	4.625	06/15/28	4,994	4,651,483
Sr. Sec’d. Notes	4.875	01/01/26	1,731	1,700,207
				105,496,293
Home Builders 4.9%
Adams Homes, Inc., Sr. Unsec’d. Notes, 144A	9.250	10/15/28	4,550	4,466,095
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,260	3,076,710
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	16,812	15,828,548
Gtd. Notes(a)	6.750	03/15/25	12,045	12,020,653
Gtd. Notes	7.250	10/15/29	6,417	6,206,412

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	31,689	29,809,526
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	6,996	6,997,557
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.000	12/15/25	29,712	28,374,960
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	20,960	19,641,411
Gtd. Notes, 144A	5.000	03/01/28	3,150	2,926,633

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,649	8,215,916
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	31,457,140
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	6,075	5,656,907
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	12,509	11,957,513
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	8,769	8,533,444
Gtd. Notes, 144A	5.875	06/15/27	6,681	6,571,064
Gtd. Notes, 144A	6.625	07/15/27	1,450	1,416,307

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250%	06/01/27	21,693	$20,876,415
Gtd. Notes	5.700	06/15/28	2,143	2,039,315
				226,072,526
Household Products/Wares 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	4,500	4,156,875
Sr. Sec’d. Notes, 144A	5.000	12/31/26	2,736	2,599,200
				6,756,075
Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	1,050	833,983
Gtd. Notes(a)	4.500	10/15/29	7,975	6,819,236
				7,653,219
Insurance 0.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000	11/15/25	2,875	2,839,497
Internet 1.9%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	11,805	9,982,483
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,076,493
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A(a)	5.000	04/15/25	47,505	47,113,263
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	15,010	14,551,470
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	16,180	14,831,197
				87,554,906
Iron/Steel 0.8%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	1,775	1,793,913

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(a)	6.625%	01/31/29	6,361	$6,379,791
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.750	04/15/30	4,275	4,161,054
Sr. Sec’d. Notes, 144A(a)	6.750	03/15/26	18,100	18,145,864

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	4,800	4,964,160
				35,444,782
Leisure Time 3.2%
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/01/27	18,100	17,149,750
Gtd. Notes, 144A	6.000	05/01/29	4,025	3,703,000
Gtd. Notes, 144A(a)	7.625	03/01/26	15,025	15,106,736
Sr. Sec’d. Notes, 144A	4.000	08/01/28	1,400	1,261,750

Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	4,375	4,404,209
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	21,356	20,234,810
Sr. Sec’d. Notes, 144A	5.875	02/15/27	9,716	9,382,012
Sr. Sec’d. Notes, 144A	8.125	01/15/29	2,100	2,131,500
Sr. Sec’d. Notes, 144A	8.375	02/01/28	4,725	4,869,703
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	1,800	1,739,250
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/30	2,075	2,111,313
Sr. Unsec’d. Notes, 144A(a)	5.375	07/15/27	11,244	10,738,020
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	2,435	2,361,707
Sr. Unsec’d. Notes, 144A(a)	5.500	04/01/28	7,875	7,500,937
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	26,700	28,909,425
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	10,725	10,108,312
Gtd. Notes, 144A(a)	6.250	05/15/25	3,000	2,962,500
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	5,075	4,860,835
				149,535,769
Lodging 2.8%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	15,211	13,823,873
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	2.900	06/25/25	900	856,931
Sr. Unsec’d. Notes	3.500	08/18/26	700	655,491

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes(a)	4.625%	09/01/26		12,152	$11,675,077
Gtd. Notes(a)	4.750	10/15/28		15,964	14,770,317
Gtd. Notes	5.500	04/15/27		17,725	17,177,011
Gtd. Notes	5.750	06/15/25		965	959,891
Gtd. Notes	6.750	05/01/25		8,821	8,852,455

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25		23,495	23,035,746
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26		19,982	18,907,967
Sr. Unsec’d. Notes, 144A	5.500	10/01/27		18,900	17,223,948
Sr. Unsec’d. Notes, 144A	5.625	08/26/28		2,337	2,065,593
					130,004,300
Machinery-Diversified 0.7%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		8,100	8,086,478
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27		26,957	25,541,758
					33,628,236
Media 9.2%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes	2.250	01/15/25	EUR	27,475	28,822,425
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		30,695	28,754,645
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		55,804	53,099,512
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		20,679	20,220,481
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.375	02/01/28		12,950	11,072,315
Gtd. Notes, 144A(a)	5.500	04/15/27		42,376	37,588,718
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28		11,285	7,719,241

Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A (original cost $15,609,994; purchased 07/18/19 - 07/05/22)(f)	5.375	08/15/26(d)		18,919	464,229
DISH DBS Corp.,
Gtd. Notes(a)	5.875	11/15/24		17,902	15,719,764
Gtd. Notes	7.750	07/01/26		44,200	26,345,175

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27	7,925	$7,869,472
Gray Television, Inc., Gtd. Notes, 144A(a)	5.875	07/15/26	38,537	36,387,490
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	8,413	7,160,930
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	23,983	22,435,124
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	34,471	32,644,036
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(a)	4.500	09/15/26	24,349	18,117,687
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125	02/15/27	12,106	10,552,014
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	40,888	40,469,969
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	12,309,127

Videotron Ltd. (Canada), Gtd. Notes, 144A(a)	5.375	06/15/24	7,288	7,269,780
				425,022,134
Mining 1.8%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	1,750	1,789,375
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	3,212	3,173,103
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	03/01/26	900	771,750
Gtd. Notes, 144A	6.875	10/15/27	2,400	1,915,920
Gtd. Notes, 144A	7.500	04/01/25	9,495	8,676,056

Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	1,820	1,705,574
Hecla Mining Co., Gtd. Notes(a)	7.250	02/15/28	3,225	3,195,399
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A(a)	4.500	04/01/26	20,485	19,486,356
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	6,650	6,458,813

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A	3.250%	11/15/26	25,674	$23,572,682
Gtd. Notes, 144A(a)	4.750	01/30/30	12,094	10,988,814
				81,733,842
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	8,461	8,116,013
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	4,400	4,488,014
				12,604,027
Oil & Gas 4.5%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	10,000	10,075,217
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	10,985	1,099
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,575	1,555,004
Gtd. Notes, 144A	9.000	11/01/27	7,789	9,861,006
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	19,888	19,976,266

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	18,230	18,754,113
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	2,425	2,386,448
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A(a)	6.375	06/15/26	10,350	10,272,881
Sr. Sec’d. Notes, 144A	7.000	06/15/25	9,285	9,196,515
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	7,325	7,500,601
Gtd. Notes, 144A	8.625	11/01/30	1,350	1,400,625

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	5,925	5,897,388
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.250	05/01/26	1,500	1,490,191
Gtd. Notes, 144A	9.250	02/15/28	4,350	4,493,920

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	1,275	1,275,000

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28		9,993	$9,804,147
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.750	02/01/29		1,200	1,127,775
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		1,000	973,872

Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26		6,225	5,929,313
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25		4,190	4,185,489
Gtd. Notes, 144A(a)	7.375	05/15/27		14,250	13,779,120

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		1,725	1,771,215
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		11,915	11,652,989
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		4,646	4,622,398
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	10,530	12,315,129
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%^	13.138(c)	12/15/28		6,500	6,386,250
Southwestern Energy Co.,
Gtd. Notes	5.375	02/01/29		3,175	3,022,119
Gtd. Notes	5.375	03/15/30		5,600	5,314,653
Gtd. Notes	8.375	09/15/28		12,534	12,964,648
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28		865	847,772
Gtd. Notes	6.000	04/15/27		6,575	6,541,903

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		2,200	2,211,000
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		650	651,459
Gtd. Notes	10.125	01/15/28		1,425	1,451,485
					209,689,010
Packaging & Containers 1.8%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		3,200	1,652,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26		4,853	4,272,824

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.250%	08/15/27	3,150	$2,315,250

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	11,950	10,519,161
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	17,732	15,896,206
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	10,900	9,513,715
Sr. Sec’d. Notes, 144A	6.750	07/15/26	7,075	6,769,421
Sr. Sec’d. Notes, 144A	9.500	11/01/28	2,075	2,018,862
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	6,100	5,542,404

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(a)	7.875	08/15/26	4,775	4,743,825
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375	08/15/25	5,435	5,429,712
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28	3,780	3,441,122
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27	1,050	965,303
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A(a)	6.125	02/01/28	1,275	1,260,629
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	7,675	8,098,282
				82,438,716
Pharmaceuticals 1.3%
AdaptHealth LLC, Gtd. Notes, 144A(a)	6.125	08/01/28	22,851	19,590,449
Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27	27,025	13,309,221
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	4,150	1,538,094
Gtd. Notes, 144A	7.000	01/15/28	3,468	1,335,180
Sr. Sec’d. Notes, 144A	4.875	06/01/28	784	399,307

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125%	04/30/28	1,288	$1,143,438
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	36,204	23,665,732
				60,981,421
Pipelines 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,000	3,920,095
Gtd. Notes, 144A	7.875	05/15/26	24,275	24,799,137
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125	12/01/26	4,129	3,900,517
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	920	913,009
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	6,100	6,115,374
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	5,315	5,433,991

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	6,197	5,994,369
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	1,950	2,038,094
Northriver Midstream Finance LP (Canada), Sr. Sec’d. Notes, 144A	5.625	02/15/26	4,145	4,015,469
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	7,020	6,721,335
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	3,765	3,486,416
Gtd. Notes, 144A	6.000	03/01/27	9,092	8,734,379
Gtd. Notes, 144A	7.500	10/01/25	6,562	6,614,095
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	19,825	20,474,996
Sr. Sec’d. Notes, 144A	9.875	02/01/32	10,600	10,859,313

Western Midstream Operating LP, Sr. Unsec’d. Notes(a)	3.100	02/01/25	3,180	3,082,345
				117,102,934
Real Estate 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875	11/15/25	19,263	18,454,942

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750%	09/01/30		2,175	$2,212,560
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28		27,588	25,859,329
					46,526,831
Real Estate Investment Trusts (REITs) 2.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		675	481,087
Gtd. Notes	9.750	06/15/25		15,853	15,730,313
Sr. Unsec’d. Notes(a)	4.750	05/01/24		10,585	10,062,341
Sr. Unsec’d. Notes	4.750	02/15/28		1,950	1,424,521
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	3,100	2,494,353
Gtd. Notes(a)	5.000	10/15/27		17,413	13,906,975

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		18,625	18,737,663
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes(a)	4.750	10/15/27		6,414	6,100,235
Gtd. Notes, 144A	7.250	07/15/28		1,925	1,963,743

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26		650	628,901
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.875	02/15/27		21,953	20,665,057
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	4.250	12/01/26		4,290	4,053,055
Gtd. Notes, 144A	4.500	09/01/26		10,120	9,633,047
					105,881,291
Retail 1.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.375	01/15/28		7,025	6,508,241
Sr. Sec’d. Notes, 144A	3.875	01/15/28		632	581,756
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		5,593	5,506,120
Gtd. Notes, 144A(a)	8.250	07/15/30		9,450	9,495,029

eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	12.000	11/30/28		17,050	17,689,375

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,371,010; purchased 08/22/22 - 03/17/23)(f)	5.375%	04/01/26	3,725	$3,559,167
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	10,719	9,363,554
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	13,845	13,632,296
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	4,008	3,986,523
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	5,000	4,906,616
				75,228,677
Software 2.5%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	14,593	13,610,632
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A	9.125	03/01/26	650	651,888
Sr. Sec’d. Notes, 144A	7.125	10/02/25	16,590	16,564,526

Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	66,801	63,377,449
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	800	716,044
Sr. Sec’d. Notes, 144A(a)	3.875	07/01/28	11,960	10,805,653

SS&C Technologies, Inc., Gtd. Notes, 144A(a)	5.500	09/30/27	8,000	7,745,445
				113,471,637
Telecommunications 3.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A(a)	8.125	02/01/27	22,474	19,285,614
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $314,240; purchased 11/14/23)^(f)	(1.624)(s)	12/31/30	280	314,240
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $63; purchased 11/14/23)^(f)	181.516(s)	12/31/30	630	1
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $18,459; purchased 11/14/23)^(f)	(11.280)(s)	12/31/30	8	18,459

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica), (cont’d.)
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $37; purchased 11/14/23)^(f)	181.519%(s)	12/31/30	366	$—
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $2,787,928; purchased 05/22/20 - 07/09/21)(f)	8.000	12/31/26(d)	3,128	62,554
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $8,238,672; purchased 10/19/23)(f)	13.000	12/31/25(d)	11,761	7,997,683
Sr. Sec’d. Notes, 144A (original cost $14,159,822; purchased 10/19/23)(f)	8.750	05/25/24	15,663	14,409,960
Sr. Sec’d. Notes, 144A (original cost $13,566,226; purchased 10/19/23)(f)	8.750	05/25/24	14,353	13,168,933

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23(d)	11,300	226,000
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	13,270	12,899,634
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28	3,301	3,150,805
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28	10,200	5,712,000
Gtd. Notes, 144A	4.625	09/15/27	10,980	6,697,800
Sr. Sec’d. Notes, 144A	3.400	03/01/27	20,922	19,771,290
Sr. Sec’d. Notes, 144A	10.500	05/15/30	200	185,506
Sprint LLC,
Gtd. Notes	7.125	06/15/24	11,700	11,760,827
Gtd. Notes	7.625	02/15/25	2,215	2,251,542
Gtd. Notes	7.625	03/01/26	2,600	2,696,778

T-Mobile USA, Inc., Gtd. Notes	2.625	04/15/26	1,052	989,029
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	7,282	6,747,418
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	40,439	38,850,301
				167,196,374
Transportation 0.4%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	2,625	2,693,843
XPO, Inc.,
Gtd. Notes, 144A	6.250	05/01/25	1,514	1,501,262

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
XPO, Inc., (cont’d.)
Gtd. Notes, 144A	7.125%	06/01/31	625	$631,471
Sr. Sec’d. Notes, 144A	6.250	06/01/28	14,875	14,734,800
				19,561,376
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500	05/01/28	3,875	3,640,233

Total Corporate Bonds (cost $3,782,487,299)				3,567,749,487
Floating Rate and Other Loans 7.2%
Airlines 0.4%
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.207(c)	04/21/28	16,915	16,901,965
Chemicals 0.2%
Venator Finance Sarl,
Delayed Draw Term Loan, 1 Month SOFR + 8.000%	15.426(c)	10/12/28	641	627,169
Term Loan, 3 Month SOFR + 10.000%	15.426(c)	10/12/28	6,104	5,971,296
				6,598,465
Commercial Services 1.0%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month SOFR + 3.614%	8.963(c)	05/17/28	7,038	6,941,228
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.463(c)	05/04/28	14,588	14,542,689
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month SOFR + 2.364%	7.713(c)	12/01/28	9,867	9,865,658
Verscend Holding Corp., New Term B Loan, 1 Month SOFR + 4.114%	9.463(c)	08/27/25	14,595	14,579,095
				45,928,670

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Computers 0.7%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.170%(c)	03/01/29	22,941	$22,634,897
NCR Atleos, LLC, Term B Loan, 1 Month SOFR + 4.850%	10.198(c)	03/27/29	11,400	11,124,496
				33,759,393
Electric 0.0%
Heritage Power LLC, Term Loan^	—(p)	07/20/26(d)	1,140	1,140,260
Entertainment 0.1%
Golden Entertainment, Inc., Term B1 Facility Term Loan, 1 Month SOFR + 2.850%	8.197(c)	05/28/30	6,111	6,100,815
Healthcare-Products 0.5%
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.463(c)	10/23/28	20,080	20,074,727
Insurance 0.2%
Acrisure LLC,
2021-1 Additional Term Loan, 3 Month LIBOR + 3.750%	9.400(c)	02/15/27	4,328	4,295,459
Term Loan B 2020, 3 Month LIBOR + 3.500%	9.150(c)	02/15/27	4,576	4,531,478

Asurion LLC, New B-9 Term Loan, 1 Month SOFR + 3.364%	8.713(c)	07/31/27	2,023	1,976,160
				10,803,097
Media 0.7%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.823(c)	01/18/28	21,199	20,386,712
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26	1,828	1,316,117
Second Lien Term Loan	8.175	08/24/26	1,542	31,493

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.713%(c)	09/25/26		5,970	$4,630,718
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.713(c)	03/15/26		4,917	4,908,391
					31,273,431
Mining 0.5%
Rain Carbon GmbH (Germany), 2023 Replacement Term Loan, 1 Month EURIBOR + 5.000%	8.994(c)	10/31/28	EUR	21,000	22,429,903
Packaging & Containers 0.5%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month SOFR + 4.262%	9.652(c)	09/15/28		4,192	4,089,618
Tranche B-4 Initial Term Loan, 3 Month SOFR + 5.250%	10.640(c)	09/15/28		4,525	4,465,609
Tranche B-5 Initial Term Loan, 3 Month SOFR + 4.500%	9.890(c)	09/15/28		14,184	13,905,661
					22,460,888
Retail 0.4%
Great Outdoors Group LLC, Term B-2 Loan, 3 Month SOFR + 4.012%	9.402(c)	03/06/28		9,110	9,028,031
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.198(c)	12/17/27		6,986	6,709,889
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month SOFR + 3.750%	9.098(c)	10/19/27		3,900	3,897,276
					19,635,196
Software 1.0%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.598(c)	02/15/29		6,199	6,072,216
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.864%	9.213(c)	10/02/25		18,516	18,509,612

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Boxer Parent Co., Inc., (cont’d.)
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%	10.963%(c)	02/27/26	1,125	$1,117,969

Dun & Bradstreet Corp., Term Loan B, 1 Month SOFR + 2.850%	8.193(c)	02/06/26	9,460	9,462,228
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.694(c)	07/14/28	11,422	10,546,315
				45,708,340
Telecommunications 1.0%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	10,653	9,827,635
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.389(c)	01/31/30	4,060	4,058,810
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.213(c)	03/01/27	9,060	8,516,400
Lumen Technologies, Inc., Term B Loan, 1 Month SOFR + 2.250%	7.713(c)	03/15/27	240	145,600
MLN US HoldCo LLC,
Initial Term Loan, 3 Month SOFR + 6.540%	11.935(c)	10/18/27	244	134,404
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.195(c)	10/18/27	552	82,780
Term B Loan, 3 Month SOFR + 9.350%^	14.745(c)	10/18/27	4	320

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.848(c)	03/02/29	13,985	13,432,417
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.652(c)	10/02/28	18,413	11,402,414
				47,600,780

Total Floating Rate and Other Loans (cost $337,970,246)				330,415,930
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	24,913
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/40	125	38,712
Sr. Unsec’d. Notes, 144A	3.500(cc)	07/31/35	535	187,277

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%(cc)	07/31/30	324	$149,040

Total Sovereign Bonds (cost $849,535)				399,942
U.S. Treasury Obligations(k) 3.6%
U.S. Treasury Notes	2.500	04/30/24	52,245	51,630,713
U.S. Treasury Notes(h)	4.250	09/30/24	116,645	115,688,147

Total U.S. Treasury Obligations (cost $168,936,651)				167,318,860

	Shares
Common Stocks 1.7%
Chemicals 0.7%
TPC Group, Inc.*^	319,092	7,977,300
Venator Materials PLC*	3,705,454,335	25,938,180
		33,915,480
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	41,315	3,061,441
Heritage Power LLC*^	157,638	1,992,544
Heritage Power LLC*^	6,933	87,633
Heritage Power LLC*^	181,423	90,712
		5,232,330
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock) (original cost $15,214,802; purchased 05/06/15 - 06/06/22)(f)	55,306	9,204,594
Hotels, Restaurants & Leisure 0.2%
CEC Entertainment, Inc.*	366,068	6,589,224
Oil, Gas & Consumable Fuels 0.4%
Chesapeake Energy Corp.(a)	239,866	19,263,639

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	65,330	$1,723,079

Total Common Stocks (cost $65,571,187)		75,928,346

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	6,840	42,750
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	6,840	27,360

Total Rights (cost $173)		70,110

Total Long-Term Investments (cost $4,535,967,750)		4,322,983,290

	Shares
Short-Term Investments 15.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	128,769,378	128,769,378
PGIM Core Short-Term Bond Fund(wb)	15,835,996	144,265,924
PGIM Institutional Money Market Fund (cost $420,402,054; includes $418,309,951 of cash collateral for securities on loan)(b)(wb)	420,828,078	420,659,747

Total Short-Term Investments (cost $693,794,669)		693,695,049

TOTAL INVESTMENTS 108.7% (cost $5,229,762,419)		5,016,678,339
Liabilities in excess of other assets(z) (8.7)%		(401,895,314)

Net Assets 100.0%		$4,614,783,025

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $21,139,270 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $408,227,504; cash collateral of $418,309,951 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $79,194,256. The aggregate value of $54,253,905 is 1.2% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,213	2 Year U.S. Treasury Notes	Mar. 2024	$248,011,118	$453,290
44	5 Year Euro-Bobl	Mar. 2024	5,605,993	(12,489)
6,131	5 Year U.S. Treasury Notes	Mar. 2024	655,106,914	5,066,509
9	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	1,107,000	12,015
3	Euro Schatz Index	Mar. 2024	345,441	(270)
				5,519,055
Short Positions:
25	10 Year Euro-Bund	Dec. 2023	3,599,942	(19,758)
382	10 Year U.S. Treasury Notes	Mar. 2024	41,942,408	(271,853)
7	20 Year U.S. Treasury Bonds	Mar. 2024	815,062	(7,096)
				(298,707)
				$5,220,348
Forward foreign currency exchange contracts outstanding at November 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/04/23	JPM	EUR	71,141	$77,759,678	$77,448,933	$—	$(310,745)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/04/23	BNP	EUR	14,455	$15,782,100	$15,736,338	$45,762	$—
Expiring 12/04/23	BNYM	EUR	43,037	45,565,734	46,852,836	—	(1,287,102)
Expiring 12/04/23	BNYM	EUR	8,904	9,691,564	9,692,979	—	(1,415)
Expiring 12/04/23	TD	EUR	4,746	5,022,830	5,166,780	—	(143,950)
Expiring 01/12/24	JPM	EUR	71,141	77,903,810	77,589,536	314,274	—
				$153,966,038	$155,038,469	360,036	(1,432,467)
						$360,036	$(1,743,212)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	124,160	$(1,717,072)	$(2,333,306)	$(616,234)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	212,484	4.029%	$1,251,221	$10,374,370	$9,123,149
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
under the terms of the agreement.

Total return swap agreement outstanding at November 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.330%	BNP	12/20/23	(8,959)	$135,227	$—	$135,227
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).